Shareholders' Equity -Summary Of Accumulated Other Comprehensive Income Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Class of Stock [Line Items]
Balance	¥ 277,700		¥ 315,355	¥ (542,317)
Other comprehensive (loss) income	(7,836)	$ (1,229)	(8,245)	1,346
Balance	334,046	52,420	277,700	315,355
Accumulated Other Comprehensive Income (loss) [Member]
Class of Stock [Line Items]
Balance	1,950		10,195	8,849
Other comprehensive (loss) income	(7,836)		(8,245)	1,346
Balance	(5,886)	(924)	1,950	10,195
Accumulated Other Comprehensive Income (loss) [Member] | Foreign currency translation adjustment
Class of Stock [Line Items]
Balance	221		10,195	8,849
Other comprehensive (loss) income	(6,107)		(9,974)	1,346
Balance	(5,886)	(924)	221	10,195
Accumulated Other Comprehensive Income (loss) [Member] | Unrealized (realized) gains on available-for-sales investments
Class of Stock [Line Items]
Balance	1,729		0	0
Other comprehensive (loss) income	(1,729)		1,729	0
Balance	¥ 0	$ 0	¥ 1,729	¥ 0